SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended	18 Months Ended
	Dec. 31, 2011	Jun. 30, 2012
Schedule of Equipment, Declining Method Annual Rates [Table Text Block]
Furniture and equipment	20%
Computer equipment	30%
Vehicles	30%
Exploration equipment	20%

Schedule of Fair Value of Financial Assets And Liabilities [Table Text Block]

			Significant
		Quoted Prices	Other	Significant
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and cash equivalents	$4,498,753	$4,498,753	$-	$-
Restricted cash	220,961	220,961	-	-
Investments	2,531,644	2,531,644	-	-
Total	$7,251,358	$7,251,358	$-	$-

			Significant
		Quoted Prices	Other	Significant
		in Active	Observable	Unobservable
		Markets	Inputs	Inputs
	June 30, 2012	(Level 1)	(Level 2)	(Level 3)

Assets:
Cash and cash equivalents	$1,517,683	$1,517,683	$-	$-
Restricted cash	220,961	220,961	-	-
Trading securities	1,321,989	1,321,989	-	-
Total	$3,060,633	$3,060,633	$-	$-